Cash distributions and earnings per unit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Distributions And Earnings Per Unit
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375.
Potential common units	42,916	92,699	146,541